Significant Accounting Policies (Details Narrative) $ in Thousands					12 Months Ended
	Sep. 23, 2024 USD ($)	Sep. 23, 2024 AUD ($)	Jul. 23, 2024 USD ($)	Jul. 23, 2024 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 AUD ($)
IfrsStatementLineItems [Line Items]
Net loss after tax					$ 16,389,292	$ 11,571,240	$ (34,402,821)
Cash in operating activities					3,666,768	3,083,677	2,855,761
Cash in investing activities					13,321,921	24,139,677	3,957,726
Cash and cash equivalents					3,149,909	19,240,707	21,278,936	$ 15,516,112
Gross proceeds					$ 996,966	$ 19,059,988	$ 12,000,000
Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Gross proceeds	$ 2,150	$ 3,140,000	$ 3,300	$ 4,900,000